Bank Indebtedness (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Bank Indebtedness Abstract [Abstract]
Disclosure of Detailed Information About Bank Indebtedness Explanatory

	June 30, 2022	December 31, 2021

ATB Financial revolving operating facility	$3,679,631	$3,460,109

	December 31, 2021	December 31, 2020

ATB Financial revolving operating facility	$3,460,109	$–

Operating loan facility 1	–	923,461

Bank overdraft 1	–	53,318

Total	$3,460,109	$976,779

1
At December 31, 2020, the Company had access to an operating loan facility and Mastercard facility. On April 15, 2021, the operating loan facility was repaid and closed. The Mastercard facility remains in place and at December 31, 2021, $296,669 was drawn (December 31, 2020 - $600,590) and this amount is included in trade payables and accrued liabilities on the consolidated statements of financial position. The bank overdraft at December 31, 2020 was repaid in October 2021.